Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Shares (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Class A [Member]
Numerator:
Allocation of net income, Basic	$ 1,310,334	$ 114,136
Allocation of net income, Diluted	$ 1,310,334	$ 112,648
Denominator:
Basic weighted average ordinary shares outstanding	23,660,000	8,576,750
Diluted weighted average ordinary shares outstanding	23,660,000	8,576,750
Basic net income per ordinary share	$ 0.06	$ 0.01
Diluted net income per Ordinary Share	$ 0.06	$ 0.01
Class B [Member]
Numerator:
Allocation of net income, Basic	$ 424,594	$ 93,542
Allocation of net income, Diluted	$ 424,594	$ 95,030
Denominator:
Basic weighted average ordinary shares outstanding	7,666,667	7,029,167	[1]
Diluted weighted average ordinary shares outstanding	7,666,667	7,235,417	[1]
Basic net income per ordinary share	$ 0.06	$ 0.01
Diluted net income per Ordinary Share	$ 0.06	$ 0.01

[1]	On November 3, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 1,000,000 Founder Shares are no longer subject to forfeiture (Note 5).